Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Mar. 15, 2021
Entity Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 09, 2021
Document Effective Date	Apr. 09, 2021
Prospectus Date	Mar. 15, 2021
Formidable ETF | Formidable ETF
Prospectus [Line Items]
Trading Symbol	FORH
Formidable Small/Mid Cap ETF | Formidable Small/Mid Cap ETF
Prospectus [Line Items]
Trading Symbol	FAMS
Formidable Thematic ETF | Formidable Thematic ETF
Prospectus [Line Items]
Trading Symbol	THEM